Contingent liabilities and financial commitments - Individual Cases - Additional Information (Details) £ in Millions, $ in Millions		1 Months Ended		12 Months Ended			36 Months Ended		204 Months Ended
	Dec. 31, 2024 CASE Case	Oct. 31, 1997 USD ($) INSTALMENT	Oct. 31, 1997 GBP (£) INSTALMENT	Dec. 31, 2024 USD ($) Case CASE	Dec. 31, 2024 GBP (£) Case CASE	Dec. 31, 2023 CASE	Dec. 31, 2024 USD ($) CASE Case	Dec. 31, 2024 GBP (£) CASE Case	Dec. 31, 2023 CASE
Disclosure Of Commitments And Contingencies [Line Items]
Number of individual cases is brought by or on behalf of an individual survivors alleging personal injury as result of exposure to ETS | Case	3			3	3		3	3
Individual smoking and health cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases				197	197	202
Individual smoking and health cases | US tobacco related actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases have received adverse verdicts or judgments	4			4	4		4	4
Net amount against verdicts				$ 140.5	£ 112.2
Marvin Manious v. R. J. Reynolds Tobacco Co. case | US tobacco related actions
Disclosure Of Commitments And Contingencies [Line Items]
Net amount against verdicts				$ 85.0	£ 67.9
Broin I I Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	69			69	69	1,171
Loss contingency, number of trials									0
Filter cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases				29	29	35
Filter cases | Lorillard Tobacco and RJRT
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount							$ 19.4	£ 15.5
Number of cases				29	29
Number of cases for which damages paid to plaintiffs							87	87
Florida | Broin V Philip Morris Inc
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount		$ 300.0	£ 239.5
Number of annual installment for payment | INSTALMENT		3	3
Litigation settlement, annual installment amount		$ 100.0	£ 79.8
Amount of plaintiff's counsel fees payable		49.0	39.1
Florida | R J Reynolds Tobacco Company | Broin V Philip Morris Inc
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period		86.0	68.7
Florida | Brown and Williamson Holdings Inc | Broin V Philip Morris Inc
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period		57.0	45.5
Florida | Lorillard Tobacco | Broin V Philip Morris Inc
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period		$ 31.0	£ 24.8